Nationwide Variable Insurance Trust

American Century NVIT Multi Cap Value Fund	NVIT Multi-Manager International Growth Fund
Federated NVIT High Income Bond Fund	NVIT Multi-Manager International Value Fund
Invesco NVIT Comstock Value Fund	NVIT Multi-Manager Large Cap Growth Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund	NVIT Multi-Manager Large Cap Value Fund
Neuberger Berman NVIT Socially Responsible Fund	NVIT Multi-Manager Mid Cap Growth Fund
NVIT Bond Index Fund	NVIT Multi-Manager Mid Cap Value Fund
NVIT Core Bond Fund	NVIT Multi-Manager Small Cap Growth Fund
NVIT Core Plus Bond Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT Developing Markets Fund	NVIT Multi-Manager Small Company Fund
NVIT Emerging Markets Fund	NVIT Multi Sector Bond Fund
NVIT Government Bond Fund	NVIT Nationwide Fund
NVIT Growth Fund (formerly, American Century NVIT Growth Fund)	NVIT Real Estate Fund
NVIT International Equity Fund	NVIT S&P 500 Index Fund
NVIT International Index Fund	NVIT Short Term Bond Fund
NVIT Large Cap Growth Fund	NVIT Small Cap Index Fund
NVIT Mid Cap Index Fund	Templeton NVIT International Value Fund
NVIT Money Market Fund

Supplement dated March 11, 2016
to the Statement of Additional Information (“SAI”) dated April 30, 2015

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT Developing Markets Fund

On March 9, 2016, the Board of Trustees of Nationwide Variable Insurance Trust (the “Trust”), including a majority of the Trustees who are not interested persons, as defined under the Investment Company Act of 1940, as amended, unanimously approved a Plan of Reorganization between the NVIT Emerging Markets Fund (“Emerging Markets Fund”) and the NVIT Developing Markets Fund (“Developing Markets Fund”), each a series of the Trust, pursuant to which the Developing Markets Fund would be reorganized into the Emerging Markets Fund (the “Reorganization”).  Shareholders of the Developing Markets Fund are not required, and will not be requested, to approve the Reorganization.  Further information regarding the details of the Reorganization and the Emerging Markets Fund will be provided in an information statement that will be delivered to the Developing Markets Fund’s shareholders.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE